Old Westbury Funds, Inc.

Registration Nos. 333-102326; 811-07912

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Old Westbury Funds, Inc. (the "Company") that the Prospectus and related Statement of Additional Information for the Company that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment Nos. 1 and 2 to the Company's Registration Statement on Form N-14 filed pursuant to Rule 485(b) on April 1, 2003 and June 9, 2003, respectively.

IN WITNESS WHEREOF, the Company has caused this certificate to be executed in its name and on its behalf by the undersigned on the 19th day of June, 2003.

OLD WESTBURY FUNDS, INC.

By: _/s/ Curtis Barnes_________________

Name: Curtis Barnes

Title: Secretary